Income Tax - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Increase in net valuation allowance	$ 55,300,000	$ 44,700,000
Net deferred tax assets and liabilities	0	0
Accrued interest and penalties	$ 0	$ 0